FORM 13F
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 12/31/2009
             Check here if Amendment [ ]; Amendment Number: --------
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                          MEMBERS Capital Advisors, Inc.

Address:                       5910 Mineral Point Rd., Madison, WI 53705

Form 13F File Number:          28-3421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          David P. Marks
Title:                         President
Phone:                         800/356-2644 extension 7104

Signature, Place, and Date of Signing:

/s/David P. Marks, Madison, Wisconsin                          02/09/2009
-----------------                                              ----------
David P. Marks                                                        Date

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     $70,357

List of Other Included Managers:            None

                                                              FORM 13F
                                                      AS OF DECEMBER 31, 2009

                                                                                                Item 6                  Item 8
                                                       Item 3      Item 4                       Investment     Item 7   Voting
Item 1                       Item 2                    CUSIP       Fair Market       Item 5     Discretion     Other    Authority
Name of Issuer               Title of Class            Number      Value (000's)     Shares     Sole           Managers (Sole)
-----------------------------------------------------------------------------------------------------------------------------------
 ALLSTATE CORP.                  Common              020002101            $1,217      40,500        40,500                 40,500

 ALTRIA GROUP INC.               Common              02209S103            $1,013      51,600        51,600                 51,600

 AT&T INC.                       Common              00206R102            $2,716      96,895        96,895                 96,895

 AUTOMATIC DATA PROCESSING       Common              053015103            $1,631      38,100        38,100                 38,100

 BANK OF NEW YORK MELLON CORP    Common Stock        064058100               $45       1,600         1,600                  1,600

 BB&T CORPORATION                Common              054937107            $1,030      40,600        40,600                 40,600

 BP P.L.C.                       ADR Common          055622104              $755      13,026        13,026                 13,026

 CARNIVAL CORPORATION            Paired Certificate  143658300            $1,936      61,100        61,100                 61,100

 CENTURYTEL INC                  Common              156700106              $516      14,248        14,248                 14,248

 CHEVRON CORPORATION             Common              166764100            $3,526      45,800        45,800                 45,800

 CONOCOPHILLIPS                  Common              20825C104            $1,139      22,300        22,300                 22,300

 CONSOLIDATED EDISON INC         Common              209115104            $1,027      22,600        22,600                 22,600

 DOW CHEMICAL                    Common              260543103              $359      13,000        13,000                 13,000

 DUKE ENERGY CORP                Common              26441C105              $938      54,500        54,500                 54,500

 E.I. DU PONT DE NEMOURS & CO    Common              263534109            $3,084      91,600        91,600                 91,600

 FIFTH STREET FINANCE CORP       Common              31678A103           $10,681     994,530       994,530                994,530

 FIRSTENERGY CORP                Common              337932107              $530      11,400        11,400                 11,400

 FREEPORT-MCMORAN COPPER &
 GOLD                            Common              35671D857              $169       2,100         2,100                  2,100

 HARLEY-DAVIDSON INC             Common              412822108              $504      20,000        20,000                 20,000

 HOME DEPOT INC                  Common              437076102            $3,229     111,600       111,600                111,600

 KRAFT FOODS INC                 Common              50075N104              $886      32,586        32,586                 32,586

 LILLY (ELI) AND CO.             Common              532457108              $693      19,400        19,400                 19,400

 MARSH & MCLENNAN COS            Common              571748102              $749      33,900        33,900                 33,900

 MERCK & CO INC                  Common              58933Y105            $1,966      53,800        53,800                 53,800

                                                              FORM 13F
                                                      AS OF DECEMBER 31, 2009

                                                                                                Item 6                  Item 8
                                                       Item 3      Item 4                       Investment     Item 7   Voting
Item 1                       Item 2                    CUSIP       Fair Market       Item 5     Discretion     Other    Authority
Name of Issuer               Title of Class            Number      Value (000's)     Shares     Sole           Managers (Sole)
-----------------------------------------------------------------------------------------------------------------------------------
 NATURAL RESOURCE PARTNERS LP    Common              63900P103              $267      11,000        11,000                 11,000

 NUCOR CORP                      Common              670346105              $639      13,700        13,700                 13,700

 PAYCHEX INC                     Common              704326107            $1,701      55,500        55,500                 55,500

 PENN VIRGINIA RESOURCE PARTN    Common              707884102              $302      14,000        14,000                 14,000

 PEPSICO INC                     Common              713448108              $377       6,200         6,200                  6,200

 PFIZER INC                      Common              717081103            $6,350     349,096       349,096                349,096

 PNC FINANCIAL SERVICES GROUP    Common              693475105              $417       7,900         7,900                  7,900

 PROCTER & GAMBLE CO.            Common              742718109              $928      15,300        15,300                 15,300

 PROGRESS ENERGY INC             Common              743263105            $1,776      43,301        43,301                 43,301

 SALUS GROUP                                         SALUS$$01              $205          83            83                     83

 SYSCO CORP                      Common              871829107            $1,526      54,600        54,600                 54,600

 TIME WARNER CABLE INC           Common              88732J207            $4,139     100,000       100,000                100,000

 UNITED PARCEL SERVICE-CL B      Common              911312106            $1,698      29,600        29,600                 29,600

 US BANCORP                      Common              902973304            $3,012     133,800       133,800                133,800

 VERIZON COMMUNICATIONS INC      Common              92343V104            $2,094      63,200        63,200                 63,200

 WELLS FARGO & COMPANY           Common              949746101            $3,690     136,700       136,700                136,700

 WEYERHAEUSER CO.                Common              962166104              $902      20,900        20,900                 20,900

                                 Grand Totals                            $70,357
                                                                              $0                                        2
                                                                              $0                                        3